Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The company maintains an equity award policy that addresses the timing of awards of equity grants, including options, in relation to the disclosure of material nonpublic information. In accordance with that policy, equity awards, namely NQOs, RSUs and PSAs, are granted annually on the third full trading day after the financial results for the last completed fiscal year are released. Unless an exception is approved by the compensation committee, off-cycle

equity awards are granted on the third full trading day after the financial results are released for a quarter. Furthermore, as a matter of practice, annual equity awards are approved by our compensation committee at the first meeting of the fiscal year and are granted on a predetermined schedule. The compensation committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the company does not time the release of material nonpublic information with reference to any equity award grant dates or for the purpose of affecting the value of executive compensation.
We value RSUs and PSAs, and determine the exercise price for our NQOs, based on the closing price of our common stock on the date of grant. Our RSUs and NQOs vest in equal increments on the first three anniversaries of the date of grant, except for RSUs granted to our French employees, including Mr. Merlot. RSUs granted to Mr. Merlot vest as to two-thirds

of the underlying shares on the second anniversary of the grant date and the remaining one-third

of the underlying shares on the third anniversary of the grant date for French tax law purposes. PSAs vest in the year following the performance period, after certification of performance results by the compensation committee.
We believe that these vesting terms, together with award opportunities under our PSAs, provide our executives with a meaningful incentive for continued employment.

Award Timing Method	equity award policy
Award Timing Predetermined	true
Award Timing MNPI Considered	false